U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

August 30, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:    Baird Funds, Inc. (the “Corporation”)
File Nos. 333-40128 and 811-09997

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, the Corporation hereby submits Post-Effective Amendment No. 87 to the Corporation’s Registration Statement for the purpose of adding two new series: the Baird Strategic Municipal Bond Fund and the Baird Municipal Bond Fund. Pursuant to Rule 485(a)(2), the Corporation anticipates that this filing will be effective seventy-five (75) days after filing. At or before that time, the Corporation will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Registration Statement. The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6115.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith
For U.S. Bank Global Fund Services

Enclosures